Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the ultimate primary beneficiary. All intercompany transactions and balances are eliminated upon consolidation.

The Group evaluates its business activities and arrangements with the entities that operate the franchised-and-managed hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception; therefore, consolidation is not appropriate under the variable interest entity consolidation guidance.

Variable Interest Entities

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Company is deemed as the primary beneficiary of and consolidates variable interest entities when the Company has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts receivable, impairment of loans receivable, fair value measurement and impairment of investments, the useful lives and impairment of property and equipment and intangible assets, valuation allowance for deferred tax assets, impairment of goodwill, average life of memberships, estimates involved in the accounting for its membership program, contingent liabilities, purchase price allocation and share-based compensation arrangements.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits placed with commercial banks or other financial institutions and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted Cash	Restricted cash Restricted cash comprise of deposits pledged with banks as security in relation to the guarantee for lease agreement and the guarantees for prepaid cards.
Long-term Time Deposits

Long-term time deposits

Long-term time deposits comprise of deposits placed with certain bank with a maturity of one to three years. Unrealized gains from long-term time deposit of RMB16,897,702, RMB19,880,287 and RMB17,634,006 (USD2,767,160) were recognized for the years ended December 31, 2019, 2020 and 2021, respectively. RMB130,000,000 (USD20,399,837) of which was pledged with banks as security in relation to the guarantee for the long-term bank loans and restricted to use (Note 11).

Investments

Investments

Short-term investments

Short-term investments include time deposits with maturities of less than one year and investments in wealth management products, where certain deposits with variable interest rates or where principal amounts are not guaranteed, are placed with certain financial institutions. The Group accounts for short-term investments in debt in accordance with ASC topic 320, Investments—Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. RMB80,000,000 (USD12,553,746) of which was pledged with banks as security in relation to the guarantee for the short-term bank loans and restricted to use (Note 11).

Investments in equity securities

The Group accounts for its investments in equity securities in accordance with ASC Subtopic 321, Investments – Equity Securities ("ASC 321"). These securities are generally held for resale in anticipation of short-term market movements and therefore the Group classifies them as investment in equity securities in current assets which are carried at fair value at each balance sheet date. Gains and losses, both realized and unrealized, are included in gains (losses) on equity securities held in the consolidated statements of comprehensive income. The realized gains of RMB65,715,647 and RMB2,314,688 were recognized for the years ended December 31, 2019 and 2020, respectively. The realized losses of RMB452,014 (USD70,931) was recognized for the year ended December 31, 2021. For the years ended December 31, 2019, 2020 and 2021, there were unrealized losses of RMB29,832,919, RMB29,586,987 and RMB8,743,495 (USD1,372,045) respectively.

Long-term investments

The Group’s long-term investments consist of equity-method investments, equity investments with and without readily determinable fair values and an available-for-sale debt investment.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Investments (continued)

Long-term investments (continued)

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with unrealized gains and losses from fair value changes recognized in net income in the consolidated statements of comprehensive income. The realized gains of RMB4,674,446, RMB4,746,032 and RMB1,564,892 (USD245,566) were recognized for the years ended December 31, 2019, 2020 and 2021, respectively. For the year ended December 31, 2019, there were unrealized gains of RMB6,473,358. For the year ended December 31, 2020 and 2021, there were unrealized losses of RMB9,247,254 and RMB14,058,448 (USD2,206,077) respectively.

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the amount by which the carrying value exceeds the fair value of the investment. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Prior to the adoption of ASU 2016-01 Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2019, these investments were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. No cumulative impact was recognized as of January 1, 2019. The Group recognized unrealized gains of RMB 8,223,212 and RMB2,710,043 (USD425,265) during the year ended December 31, 2019 and 2021 and recognized an impairment charges of RMB5,000,000 during the year ended December 31, 2020 respectively, in “(Losses and impairment) Gains on equity securities held”. No other gains, losses or impairments were recorded for these investments were recorded in the presented periods.

The available-for-sale debt investment is convertible debt instruments issued by a private company that is redeemable at the Group’s option, which are measured at fair value. Interest income is recognized in earnings. All other changes in the carrying amount of these debt investments are recognized in other comprehensive income. An impairment loss on the available-for-sale debt investments, if any, is recognized in earnings when the decline in value is determined to be other-than-temporary. The interest income of nil, RMB18,667,117 and RMB544,352 (USD 85,421) was recognized in the earnings for the years ended December 31, 2019, 2020 and 2021, respectively. The fair value change of RMB2,791,663 (USD438,073) was recognized in the other comprehensive income during the year ended December 31, 2021. No impairment or significant fair value changes were recorded for these investments during any of other presented periods.

Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts

Trade receivables mainly consist of franchise fees receivable, rental amounts due from individual and corporate customers and travel agents, and sublease rental receivables due from third-party merchandisers, which are recognized and carried at the original invoice amounts less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific franchisees, customers, and merchandisers. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Loans Receivable

Loans receivable

Loans receivable are carried at the original loan principal and accrued interest based on the contract rate, less an allowance for uncollectible accounts, as appropriate. The Group classified loans receivable as long-term or short-term investments according to their contractual maturity. The allowance for uncollectible accounts is estimated based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtors. As of December 31, 2020 and 2021, all loans receivable which are past due are nonaccrual

Property and Equipment, Net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and any recorded impairment. Depreciation of property and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible Assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion, and are measured at fair value upon acquisition. Favorable leases from such business combination transactions are amortized over the remaining operating lease term. Reacquired rights represent the franchise right the Group previously granted to the acquiree through franchise agreements and are amortized over the next renewal date in the applicable agreement.

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years or indefinite life
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Favorable leases	the remaining lease term
Reacquired rights	the remaining franchise term

The trademarks acquired in the acquisition of Argyle Group and Urban Hotel Group (Note 3) can be renewed without substantial obstacles. As a result, the useful life is determined to be indefinite. The Group evaluates the trademark at the end of each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Business Combinations

Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets acquired less liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2020 and 2021 was related to its acquisition of subsidiaries and business. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and business acquired in a business combination are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

In accordance with ASC 350-20, the Group has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has one reporting unit.

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20, Testing Goodwill for Impairment. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2020, the Group elected to choose to bypass the qualitative assessment and proceed directly to perform a quantitative test. In 2019 and 2021, the Group performed a qualitative assessment for its operating unit. No impairment was recorded during any of the presented periods.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, definite-lived intangible assets and other non-current assets, when events or changes in circumstances indicate, in management’s judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment-Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment was recorded during any of the presented periods.

Revenue Recognition

Revenue recognition

Leased and operated hotel revenues

Revenues from leased-and-operated hotels are primarily derived from hotel operations, including the rental of rooms and food and beverage sales. Each of these products and services represents an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on fixed rates or fixed standalone selling price. Revenue is recognized when rooms are occupied, and food and beverages are sold as the respective performance obligations are satisfied.

Sublease rental revenues are derived from subleasing partial space of the leased-and-operated hotels to third-parties, which are recognized on a straight-line basis over the contractual lease term. The sublease rental revenue is recorded in leased-and-operated hotels revenue in the consolidated statements of comprehensive income amounted to RMB74,893,930, RMB77,676,665 and RMB74,689,226 (USD11,720,369) for the years ended December 31, 2019, 2020 and 2021, respectively.

Franchise and managed hotel revenues

The franchise and managed agreement contains the following promised services:

●	Intellectual Property (“IP”) license grant the right to access the Group’s hotel system IP, including brand names.
●	Pre-opening services include providing services (e.g., property design, leasehold improvement, construction project management, systems installation, personnel recruiting and training, etc.) to the franchisees to assist in preparing for the hotel opening.
●	System maintenance services include providing standardization hotel property management system (PMS), central reservation system (CRS) and other internet related services.
●	Hotel management services include providing day-to-day management services of the hotels for the franchisees.

The promises to provide pre-opening services and system maintenance services are not distinct performance obligation because they are attendant to the license of IP. Therefore, the promises to provide pre-opening services and system maintenance services are combined with the license of IP to form a single performance obligation. Hotel management services forms a single distinct performance obligation.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Franchise and managed hotel revenues (continued)

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial one-time non-refundable franchise fee, and (ii) continuing franchise fees, which mainly consist of on-going management and service fees based on a certain percentage of the room revenues of the franchised-and-managed hotels and central reservation system (“CRS”) usage fee based on a fixed rate per transaction. For franchised-and-managed hotels, the Group has a performance obligation to provide franchisees a license to its hotel system intellectual property for use of certain of its brand names. The one-time franchise fees are fixed consideration payable upon submission of a franchise application or renewal and are recognized on a straight-line basis over the initial or renewal term of the franchise agreements. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract. The continuing fees represent variable consideration, as the transaction price is based on a percentage of underlying service revenue is recognized by the franchisees’ operations. The Group recognizes continuing franchise fees on a monthly basis over the term of the agreement as those amounts become payable.

In addition, the Group designates hotel managers to certain hotels and accounts for hotel manager fees related to the hotels under the franchise program as revenues. Pursuant to the franchise-and-management agreements, the Group charges the franchisees fixed hotel manager fees to compensate the Group for the franchised-and-managed hotel managers’ salaries, social welfare benefits and certain other out-of-pocket expenses as incurred. The hotel manager fee is recognized as revenue on a monthly basis. During the years ended December 31, 2019, 2020 and 2021, the hotel manager fees that were recognized as part of franchised-and-managed hotels revenue were RMB115,638,242, RMB112,729,886 and RMB131,027,473 (USD20,561,070), respectively.

Other Revenues

Other revenues are derived from selling of goods through the Company’s online mall and sale of hotel related products to franchisees. Revenues are recognized upon customers’ acceptance.

Membership Program

Membership Program

The Group invites its customers to participate in a membership program with four tiers of membership – E-membership, R-membership, gold membership and platinum membership. A one-time membership fee is charged for new members except for the E-membership. The membership automatically expires after two years in the event of non-usage and is automatically renewed if used at least once within a two-year period. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts within two years after the points are earned.

Membership fees from the Group’s membership program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be three to five years depending on membership level.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Membership Program (continued)

Membership points earned by members represent a material right to free or discounted goods or services in the future. The membership program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The amount of revenue the Group recognize upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem, which amount were included in revenues from leased and operated hotel or revenues from franchised and managed hotels depending on the type of hotels the membership was sold at. The Group estimates breakage based on the Group’s historical experience and expectations of future member behavior and will true up the estimated breakage at end of each period. The Group recognized revenue net of reimbursement paid to franchisees as its performance obligation is to facilitate the transaction between the member and the franchised and managed hotels.

PRC Value-Added Taxes and Related Tax Surcharges

PRC Value-Added Taxes and related tax surcharges

Starting from May 2016, the accommodation services of the Group are subject to 6% of Value-Added Taxes.

The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Advertising and Promotional Expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB23,934,351, RMB38,934,867 and RMB22,906,044 (USD3,594,458) for the years ended December 31, 2019, 2020 and 2021, respectively.

Government Subsidies

Government subsidies

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. During the years ended December 31, 2019, 2020 and 2021, the Group received financial subsidies of RMB9,880,735, RMB20,094,745 and RMB16,993,539 (USD2,666,657), respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other operating income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

Interest Income and Other, Net

Interest income and other, net

Interest income and other, net consists primarily of interest income, and to a much lesser extent foreign exchange gains or losses. Interest income is mainly generated from bank deposits and other interest earning financial assets and is recognized on an accrual basis using the effective interest method.

Leases

Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. The Group did not have any leases that qualified as capital leases for the years ended December 31, 2020 and 2021. The Group leases hotel space under certain operating lease agreements. Certain of the lease agreements contain rent holidays and rent escalation provisions. Rent holidays and rent escalation provisions are considered in determining straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rent. Rental expenses amounted to RMB81,379,034, RMB122,590,230 and RMB238,493,602 (USD37,424,850) for the years ended December 31, 2019, 2020 and 2021, respectively.

Income Taxes

Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax status occurs or the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit or appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to include interest and penalties related to an uncertain tax position in “income tax expense (benefit)” in the consolidated statements of comprehensive income.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company, GreenTree Samoa, GreenTree Suites, PHI and the entities incorporated in Hong Kong is the United States dollar (“USD”). The financial records of PRC subsidiaries of the Company are maintained in the local currency, the Renminbi (“RMB”), which is their functional currency.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Foreign currency translation and transactions (continued)

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized in “interest income and other, net” in the consolidated statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rate at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income.

Convenience Translation

Convenience translation

Translations of amounts from RMB into U.S. dollars into U.S. dollars are solely for the convenience of the reader and were calculated at the noon buying rate of USD1 to RMB6.3726 on December 31, 2021, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2021, or at any other rate.

Fair Value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Fair value (continued)

Assets and Liabilities Measured at Fair Value on a recurring basis

Investments in equity securities with readily determinable fair values are measured using quoted market prices, and are recorded at fair values at each balance sheet date. The fair value of the Group’s Investments in wealth management products are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data.

The payable for contingent consideration and the returnable consideration from Urban Hotel Group are based on the achievement of certain financial targets in accordance with the acquisition agreements for the various periods.

For the available-for-sale debt investment, the Group uses a combination of valuation methodologies, including income approach and Black-Scholes-Merton valuation model based on the Group’s best estimate, which is determined by using information including but not limited to the future cash flow forecast, discount rate, expected volatility, a discount for lack of marketability, the probability of exit events and the selection of comparable companies.

The carrying values of other financial instruments, which consist of cash and cash equivalents, time deposits, accounts receivable, loans receivable, amounts due from related parties, accounts payable and amounts due to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Fair value (continued)

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2020 and 2021 on a recurring basis:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Other assets
Returnable consideration from acquisition of Urban Hotel Group	1,833,421			1,833,421
Short-term investments
Investments in wealth management products	201,983,182		201,983,182
Investments in equity securities
Equity securities with readily determinable fair value	242,378,696	242,378,696
Long-term investments
Equity securities with readily determinable fair value	236,812,140	236,812,140
Available-for-sale debt investment	103,701,474		103,701,474
Accrued expenses and other current liabilities
Payables for contingent consideration from acquisition of Urban Hotel Group	525,685			525,685
	787,234,598	479,190,836	201,983,182	106,060,580

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Other assets
Returnable consideration from acquisition of Urban Hotel Group	5,385,583			5,385,583
Short-term investments
Investments in wealth management products	147,458,675		147,458,675
Investments in equity securities
Equity securities with readily determinable fair value	157,988,851	157,988,851
Long-term investments
Equity securities with readily determinable fair value	39,852,428	39,852,428
Available-for-sale debt investment	106,493,137			106,493,137
	457,178,674	197,841,279	147,458,675	111,878,720

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Fair value (continued)

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

		Payables for	Available-for-
	Returnable	contingent	sale debt
	consideration	consideration	investment
December 31, 2020	1,833,421	525,685	103,701,474
Net unrealized fair value increase recognized in earnings	3,552,162	(525,685)	—
Net unrealized fair value increase recognized in other comprehensive income	—	—	2,791,663
December 31, 2021	5,385,583	—	106,493,137
December 31, 2021 (USD)	845,115	—	16,711,097

Significant Unobservable Inputs

		Inputs	Inputs
		As of December	As of December
Financial Assets	Unobservable Input	31, 2020	31, 2021
Available-for-sale debt investments	WACC	12%	12%
	Discount for lack of marketability	35%	34%
	Expected volatility	34.5%	42%
	Probability of redeem preferences	100%	100%

Assets Measured at Fair Value on a non-recurring basis

The Group measures equity investments without readily determinable fair value and elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

Quoted
Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Fair Value
	Fair Value	(Level 1)	(Level 2)	(Level 3)	adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a non-recurring basis
As of December 31, 2020
Long-term investments – Equity securities without readily determinable fair values	3,523,212			3,523,212		5,000,000
As of December 31, 2021
Long-term investments – Equity securities without readily determinable fair values	6,233,255			6,233,255	2,710,043	—

Comprehensive Income

Comprehensive income

Comprehensive income is defined as the increase in equity of the Group during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive gain of the Group includes the foreign currency translation adjustments and unrealized gains on available-for-sale investments.

Comparative information	Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.
Segment Reporting

Segment reporting

The Group operates and manages its business as a single segment. The Group’s chief operating decision maker has been identified as the CEO of the Group. The results of operations of the Group are regularly reviewed by the Chief Executive Officer on a consolidated basis. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Employee Benefits

Employee benefits

The full-time employees of the Group’s PRC subsidiaries participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary of the Group to make contributions to the government for these benefits beyond the contribution made. The total amounts for such employee benefits, which were expensed as incurred, RMB28,700,397, RMB25,666,575 and RMB36,617,173 (USD5,746,033) for the years ended December 31, 2019, 2020 and 2021, respectively.

Share-based Compensation

Share-based compensation

Share based awards granted to employees are accounted for under ASC 718, “Compensation—Stock Compensation”, which requires that such equity awards granted to employees be measured based on the grant date fair value and recognized as compensation expense a) immediately at grant date if no vesting conditions are required; or b) using accelerated method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

Earnings Per Share

Earnings per share

Class A and Class B ordinary shares have the same rights with regard to dividends and distributions upon liquidation of the Group. Net income is allocated on a pro rata basis to the Class A and Class B ordinary shares to the extent that each class shares in income for the period. Basic EPS for each class of ordinary shares is computed by dividing net income attributable to that class by the weighted average number of ordinary shares outstanding of that class for the period. Diluted earnings per share is calculated by dividing net income attributable to the Class A and Class B ordinary shares as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive. Contingently issuable shares relating to shares to be issued as a part of purchase consideration associated with business combinations, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted EPS calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related and loans receivable. As of December 31, 2020, the Group had RMB434,229,811, RMB196,456,442, RMB185,772 and RMB1,183,983 held in cash and bank deposits by entity located in the Mainland China, Cayman Island, Hong Kong and Japan, respectively. As of December 31, 2021, the Group had RMB283,847,034 (USD44,541,794), RMB31,973,714 (USD5,017,373), RMB72,907 (USD11,441) and RMB1,722,251 (USD270,259) held in cash and bank deposits by entity located in the Mainland China, Cayman Island, Hong Kong and Japan, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The Group made loans to third-party individuals and related parties under loan agreements and is exposed to credit risk in case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal plus accrued interest on the balance sheet date. As of December 31, 2020 and 2021, there were RMB394,948,617 and RMB965,475,805 (USD151,504,222) of loans receivable outstanding. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for uncollectible accounts based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor.

Currency Convertibility Risk

Currency Convertibility Risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized by the PRC government to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign Currency Exchange Rate Risk

Foreign Currency Exchange Rate Risk

The functional currency of the Company is USD, and the reporting currency is RMB. Since July 21, 2005, RMB has been permitted by the PRC government to fluctuate within a managed band against a basket of certain foreign currencies. The depreciation of the USD against the RMB was approximately 2.34% in 2021. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against USD would result in foreign currency translation loss when translating the net assets of the Group from USD into RMB.

For the years ended December 31, 2019 and 2020, the net foreign currency translation gain resulting from the translation from USD to RMB reporting currency recorded in other comprehensive income was RMB2,933,162, loss recorded RMB19,714,207, respectively. For the years ended December 31, 2021, the net foreign currency translation loss recorded RMB6,497,403 (USD1,019,584).

Recently Issued Accounting Pronouncements

Recently issued accounting pronouncements

As a company with less than USD1.07 billion in revenue for the last fiscal year, the company qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company has adopted the extended transition period.

Adopted Accounting Standards

The Group adopted ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement on January 1, 2021 and the adoption of this standard did not have any material impact on the Group’s consolidated financial statements.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases, or ASU 2016-02, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. Under ASU 2016-02, lessor accounting is largely unchanged. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, or ASU 2018-10. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842. In addition, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). Subsequently, FASB issued Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), or ASU 2019-10 and Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) or ASU 2020-05, to delay the effective date of this standard for private companies. The updated guidance is effective for the Group for the annual reporting period beginning January 1, 2022 and interim period beginning January 1, 2023.

The Group will adopt new leasing standard using the modified retrospective method and will not restate comparable periods. The Group will elect the package of practical expedients permitted under the transition guidance, which allow the Group to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. Certain operating leases related to buildings and offices will be subject to ASU 2016-02 and right-of-use assets and lease liabilities will be recognized on the Group’s consolidated balance sheet. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Group’s balance sheet for certain in-scope operating leases. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of our portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, FASB issued ASU 2019-10 to delay the effective date of this standard for private companies. The amendments in this ASU are effective for the Group beginning January 1, 2023 including interim periods within the fiscal year. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

2.   SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2022. The guidance should be applied on a prospective basis, and is not expected to have a material impact on the Group’s consolidated financial statements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. This standard is effective for the Group for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023, with early adoption permitted, and is not expected to have a material impact on the Group’s consolidated financial statements

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Group beginning January 1, 2022 including interim periods within the fiscal year, with early adoption permitted, and is not expected to have a material impact on the Group’s consolidated financial statements

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). The amendments create an exception to the general recognition and measurement principal in ASC 805, Business Combinations to measure assets and liabilities acquired in a business combination at fair value. Instead, an acquirer in a business combination will be required to apply ASC 606 to recognize and measure contract assets and contract liabilities that result from contracts accounted for under ASC 606 on the acquisition date and will generally result in the acquirer recognizing amounts consistent with those recorded by the acquiree immediately before the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Company will apply the guidance prospectively and expects the impact of this guidance will require additional disclosures on the Company's government assistance arrangements in its consolidated financial statements, including the significant terms and conditions of the government assistance transaction.